SUBSEQUENT EVENTS (Details Narrative)				1 Months Ended	7 Months Ended
	Oct. 16, 2025 $ / shares shares	Jun. 06, 2025 shares	May 06, 2025 shares	Jun. 30, 2024 shares	Dec. 31, 2024 $ / shares shares	Dec. 22, 2025 USD ($)	Dec. 17, 2025 USD ($)	Oct. 10, 2025 USD ($)	Sep. 30, 2025 $ / shares shares	Sep. 17, 2025 USD ($)	Jun. 30, 2025 $ / shares shares	May 13, 2025 shares	Mar. 28, 2025 $ / shares shares	Mar. 28, 2025 $ / shares shares	Dec. 31, 2023 $ / shares shares
Cayson Acquisition Corp [Member]
Subsequent Event [Line Items]
Continental deposited in trust account | $										$ 600,000
Ordinary shares authorized					200,000,000				200,000,000
Ordinary shares par value | $ / shares					$ 0.0001				$ 0.0001
Cayson Acquisition Corp [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Shares Issued to EBC, shares				100,000	100,000
North Water Investment Group Holdings Limited [Member]
Subsequent Event [Line Items]
Shares Issued to EBC, shares			100,000
Ordinary shares authorized					400,000,000							9,000			400,000,000
Ordinary shares par value | $ / shares					$ 0.0001										$ 0.0001
North Water Investment Group Holdings Limited [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Ordinary shares authorized													400,000,000	400,000,000
Ordinary shares par value | $ / shares														$ 0.0001
Mango Financial Group Limited [Member]
Subsequent Event [Line Items]
Shares Issued to EBC, shares			100,000
Ordinary shares authorized					400,000,000						400,000,000	9,000
Ordinary shares par value | $ / shares					$ 0.0001						$ 0.0001		$ 0.0001
Mango Financial Group Limited [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Ordinary shares authorized													400,000,000	400,000,000
Ordinary shares par value | $ / shares													$ 0.0001
Subsequent Event [Member] | Cayson Acquisition Corp [Member]
Subsequent Event [Line Items]
Continental deposited in trust account | $								$ 600,000
Continental use of funds in trust account | $								$ 1,429
Deposit | $						$ 600,000
Subsequent Event [Member] | Cayson Acquisition Corp [Member] | Unsecured Promissory Note [Member]
Subsequent Event [Line Items]
Principal amount | $							$ 600,000
Subsequent Event [Member] | North Water Investment Group Holdings Limited [Member]
Subsequent Event [Line Items]
Shares Issued to EBC, shares	20,000
Ordinary shares authorized	21,052,632
Ordinary shares par value | $ / shares	$ 0.0001
Subsequent Event [Member] | North Water Investment Group Holdings Limited [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Shares Issued to EBC, shares		5,852,632
Subsequent Event [Member] | North Water Investment Group Holdings Limited [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Shares Issued to EBC, shares	20,000
Subsequent Event [Member] | North Water Investment Group Holdings Limited [Member] | Common Stock [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Ordinary shares par value | $ / shares	$ 0.0001
Subsequent Event [Member] | Mango Financial Group Limited [Member]
Subsequent Event [Line Items]
Shares Issued to EBC, shares	20,000
Subsequent Event [Member] | Mango Financial Group Limited [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Shares Issued to EBC, shares	21,052,632
Ordinary shares par value | $ / shares	$ 0.0001